Noncontrolling Interest - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 29, 2016	May 31, 2014	Jun. 30, 2014	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Mar. 31, 2014
Noncontrolling Interest [Line Items]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest					$ (699)	$ (1,083)	$ (981)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest					(3,038)	(2,803)	(1,627)
Purchase of Noncontrolling Interest					0	0	7,100
Adjustments to Additional Paid-In-Capital					16,242	$ 12,833
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares (in units)						26
Subsidiary of Common Parent [Member]
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid-In-Capital							1,124
Evercore ISI [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest Increase From Acquisition Issuance							68,835
Other Acquisitions [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest Increase From Acquisition Issuance							3,509
LP Unit Purchases [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Period Increase (Decrease)					$ (235)	$ (353)
Adjustments to Additional Paid-In-Capital						$ (770)
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares (in units)					5	26
Evercore LP [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)					14.00%
Evercore Wealth Management [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)					38.00%
Noncontrolling Interest, Period Increase (Decrease)			$ 27,477
Adjustments to Additional Paid-In-Capital			3,244				(4,116)
Purchase of Noncontrolling Interest (in shares)		3
Purchase of Noncontrolling Interest (as a percent)		22.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		119
Grant of LP Units (in units)		11
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent		$ 7,100
Noncontrolling Interest, Ownership Percentage by Parent (as a percent)		62.00%
Temporary Equity, Other Changes			(34,577)
Decrease In Treasury Stock			$ 3,856
Redeemable Noncontrolling Interest, Equity, Carrying Amount									$ 34,577
PCA [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)					39.00%
ECB [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)	28.00%
Purchase of Noncontrolling Interest	$ 6,482
Noncontrolling Interest, Period Increase (Decrease)					$ (5,225)
Adjustments to Additional Paid-In-Capital					(1,257)
Atalanta Sosnoff [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)						34.00%
Adjustments to Additional Paid-In-Capital						$ 6,333
Temporary Equity, Other Changes						(2,683)
Noncontrolling Interest, Decrease from Deconsolidation						$ 16,090
Institutional Equities [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest (as a percent)								38.00%
Adjustments to Additional Paid-In-Capital							$ (17,307)
GCP III [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation				$ 5,808	$ 5,808